Share based compensation reserve - Non-Executive Director Restricted Share Awards (Details) $ / shares in Units, € in Millions		1 Months Ended	3 Months Ended
	Jun. 14, 2019 $ / shares	Jul. 31, 2019 shares	Mar. 31, 2020 EUR (€) shares	Mar. 31, 2020 USD ($) shares	Mar. 31, 2019 EUR (€)
Non-Executive Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	39,370
New awards granted in the period (in shares)		2,460
Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)			1,910,561	1,910,561
New awards granted in the period (in shares)			761,979	761,979
Restricted shares | Non-Executive Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Other equity instruments granted in share-based payment arrangement, per director | $				$ 100,000
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares	$ 20.32
Expense from share-based payment transactions with employees | €			€ 0.1		€ 0.2